Share Based Awards (Tables)	6 Months Ended
Jun. 30, 2024
Equity [Abstract]
Schedule of stock option activity

		Weighted	Weighted Average
	Non-Qualified	Average	Remaining	Aggregate
	Options	Exercise Price	Contractual Term	Intrinsic Value
Outstanding - December 31, 2023	–	$–	–	–
Granted	310,000	1.20	9.83	$31,000
Forfeited/canceled	–	–	–	–
Exercised	–	–	–	–
Outstanding – June 30, 2024	310,000	$1.20	9.83	$31,000

Schedule of stock options assumptions

Exercise Price	$1.20
Stock Price on date of grant	$1.20
Risk-free interest rate	4.71%
Dividend yield	–
Expected term (years)	6.11
Volatility	129.45%

Schedule of restricted stock activity

	Restricted	Awards	Awards
	Stock	Vested	Unvested
Outstanding - December 31, 2023	–	–	–
Granted	977,899	291,737	686,162
Forfeited/canceled	–	–	–
Exercised	–	–	–
Outstanding – June 30, 2024	977,899	291,737	686,162

Schedule of warrant activity

Weighted
	Warrants	Average
	Outstanding	Exercise Price
Outstanding - December 31, 2023	–	$–

Granted	62,500	5.00
Forfeited/cancelled/restored	–	–
Exercised	–	–
Outstanding – June 30, 2024	62,500	$5.00